SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION
SEGMENT INFORMATION

Segment operating results are presented below (in thousands). The results reflect revenues and expenses directly related to each segment. The Company does not evaluate performance or allocate resources based on segment asset data, and therefore such information is not presented.

Segment profit reflects total revenue less network fees and other costs and sales and marketing costs of the segment. The Company’s CODM evaluates this metric in analyzing the results of operations for each segment.

	Three Months Ended September 30, 2012
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$354,120	$112,616	$—	$466,736
Network fees and other costs	177,084	31,155	—	208,239
Sales and marketing	63,046	6,267	—	69,313
Segment profit	$113,990	$75,194	$—	$189,184

	Three Months Ended September 30, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$299,318	$110,046	$—	$409,364
Network fees and other costs	158,315	34,151	—	192,466
Sales and marketing	50,748	5,400	347	56,495
Segment profit	$90,255	$70,495	$(347)	$160,403

	Nine Months Ended September 30, 2012
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$1,028,926	$340,221	$—	$1,369,147
Network fees and other costs	517,499	100,192	—	617,691
Sales and marketing	193,394	19,208	—	212,602
Segment profit	$318,033	$220,821	$—	$538,854

	Nine Months Ended September 30, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$853,739	$329,635	$—	$1,183,374
Network fees and other costs	456,799	103,577	—	560,376
Sales and marketing	152,263	18,711	1,310	172,284
Segment profit	$244,677	$207,347	$(1,310)	$450,714

 A reconciliation of total segment profit to the Company’s income before applicable income taxes is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Total segment profit	$189,184	$160,403	$538,854	$450,714
Less: Other operating costs	(40,376)	(35,028)	(119,802)	(107,748)
Less: General and administrative	(28,600)	(18,896)	(86,387)	(68,503)
Less: Depreciation and amortization	(40,618)	(40,066)	(119,181)	(115,767)
Less: Interest expense—net	(10,056)	(26,198)	(44,675)	(85,771)
Less: Non-operating expenses	—	—	(92,672)	(13,799)
Income before applicable income taxes	$69,534	$40,215	$76,137	$59,126

19. SEGMENT INFORMATION

        Segment operating results are presented below (in thousands). The results reflect revenues and expenses directly related to each segment. The Company does not evaluate performance or allocate resources based on segment asset data, and therefore such information is not presented.

        Segment profit reflects total revenue less network fees and other costs and sales and marketing costs of the segment. The Company's CODM evaluates this metric in analyzing the results of operations for each segment.

Successor
	Year Ended December 31, 2011
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$1,185,253	$437,168	$—	$1,622,421
Network fees and other costs	620,852	135,883	—	756,735
Sales and marketing	211,062	24,046	1,809	236,917

Segment profit	$353,339	$277,239	$(1,809)	$628,769

	Year Ended December 31, 2010
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$756,930	$405,202	$—	$1,162,132
Network fees and other costs	476,932	119,063	—	595,995
Sales and marketing	73,441	22,964	2,013	98,418

Segment profit	$206,557	$263,175	$(2,013)	$467,719

	Six Months Ended December 31, 2009
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$320,355	$185,647	$—	$506,002
Network fees and other costs	207,008	47,917	—	254,925
Sales and marketing	24,410	8,076	—	32,486

Segment profit	$88,937	$129,654	$—	$218,591

Predecessor
	Six Months Ended June 30, 2009
	Merchant Services	Financial Institution Services	General Corporate/Other	Total
Total revenue	$264,224	$180,500	$—	$444,724
Network fees and other costs	171,570	50,110	—	221,680
Sales and marketing	26,497	11,064	—	37,561

Segment profit	$66,157	$119,326	$—	$185,483

        A reconciliation of total segment profit to the Company's income before applicable income taxes is as follows (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended December 31, 2009	Six Months Ended June 30, 2009
Total segment profit	$628,769	$467,719	$218,591	$185,483
Less: Other operating costs	(143,420)	(124,383)	(48,275)	—
Less: General and administrative	(86,870)	(58,091)	(38,058)	(8,468)
Less: Depreciation and amortization	(155,326)	(110,964)	(49,885)	(2,356)
Less: Allocated expenses	—	—	—	(52,980)
Less: Interest expense—net	(111,535)	(116,020)	(58,877)	(9,780)
Less: Non-operating expenses	(14,499)	(4,300)	(9,100)	(127)

Income before applicable income taxes	$117,119	$53,961	$14,396	$111,772